Taxes on Income (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Accrued employee benefits	$ 327	$ 281
Research and development costs	1,597	842
Tax loss carryforwards	196	169
Property, plant and equipment	31	48
Share based compensation	374	348
Intangible assets	347	202
Other		23
Total gross deferred tax assets	2,872	1,913
Deferred tax liabilities:
Intangible assets	(397)	(212)
Goodwill	(879)	(807)
Other	(3)
Total gross deferred tax liabilities	(1,279)	(1,019)
Net deferred tax assets	1,593	894
In Israel	1,798	894
Foreign jurisdictions	(205)
Net deferred tax assets	1,593	894
Non-current deferred tax assets	1,798	894
Non-current deferred tax liabilities	$ (205)